FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	$ 239,712	$ 69,623
Trade and other accounts payables, current	1,285,233	1,338,123
Accounts payable to related entities, current	(229)	53
Other provisions, current	14	2,079
Other non-financial liabilities, current	42,467	19,335
Total current liabilities	1,567,596	1,429,213
Not later than three months [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	2	1
Trade and other accounts payables, current	228,069	252,799
Other non-financial liabilities, current	961	348
Total current liabilities	229,032	253,148
Not later than three months [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	59	128
Trade and other accounts payables, current	71,446	59,837
Other non-financial liabilities, current	976	1,537
Total current liabilities	72,481	61,502
Not later than three months [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	40,552	42,625
Trade and other accounts payables, current	312,921	322,996
Accounts payable to related entities, current		53
Other provisions, current		27
Other non-financial liabilities, current	5,836	705
Total current liabilities	359,309	366,406
Not later than three months [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	87	145
Trade and other accounts payables, current	143,780	113,733
Other non-financial liabilities, current	3,206	3,133
Total current liabilities	147,073	117,011
Not later than three months [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	198,996	26,676
Trade and other accounts payables, current	392,914	480,129
Accounts payable to related entities, current	(229)
Other non-financial liabilities, current	19,707	4,531
Total current liabilities	611,787	511,336
Not later than three months [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	16	48
Trade and other accounts payables, current	59,788	55,334
Other provisions, current	14	2,052
Other non-financial liabilities, current	11,159	6,022
Total current liabilities	134,992	114,193
Not later than three months [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	12,300	2,558
Other non-financial liabilities, current	622	3,059
Total current liabilities	12,922	5,617
Not later than three months [member] | Peruvian sol
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	11,759	24,197
Not later than three months [member] | Mexican peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	16,546	5,233
Not later than three months [member] | Pound sterling
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	35,269	20,289
Not later than three months [member] | Uruguayan peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	441	1,018
Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	86,573	210,627
Trade and other accounts payables, current	20,908	10,091
Accounts payable to related entities, current
Other provisions, current	1,628
Other non-financial liabilities, current	50
Total current liabilities	109,159	220,718
Later than three months and not later than one year [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current		2
Trade and other accounts payables, current	7,315	1,096
Other non-financial liabilities, current
Total current liabilities	7,315	1,098
Later than three months and not later than one year [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	163	118
Trade and other accounts payables, current	37	320
Other non-financial liabilities, current	3
Total current liabilities	203	438
Later than three months and not later than one year [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	70,639	15,229
Trade and other accounts payables, current	10,991	1,295
Accounts payable to related entities, current
Other provisions, current	29
Other non-financial liabilities, current	1
Total current liabilities	81,660	16,524
Later than three months and not later than one year [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	258	339
Trade and other accounts payables, current	41	484
Other non-financial liabilities, current
Total current liabilities	299	823
Later than three months and not later than one year [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	15,504	194,896
Trade and other accounts payables, current	912	4,263
Accounts payable to related entities, current
Other non-financial liabilities, current
Total current liabilities	16,416	199,159
Later than three months and not later than one year [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	9	43
Trade and other accounts payables, current	120	137
Other provisions, current	1,599
Other non-financial liabilities, current	8
Total current liabilities	2,063	1,808
Later than three months and not later than one year [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	1,165	868
Other non-financial liabilities, current	38
Total current liabilities	1,203	868
Later than three months and not later than one year [member] | Peruvian sol
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	222	1,447
Later than three months and not later than one year [member] | Mexican peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	60	33
Later than three months and not later than one year [member] | Pound sterling
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current	45	119
Later than three months and not later than one year [member] | Uruguayan peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Trade and other accounts payables, current		29
Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	268,320	366,889
Accounts payable, non-current	70,145	151,254
Other provisions, non-current	45,834	36,615
Provisions for employees benefits, non-current	64,152	80,628
Total non-current liabilities	448,451	635,386
Later than one year and not later than three years [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current	696	485
Total non-current liabilities	696	485
Later than one year and not later than three years [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	351	700
Other provisions, non-current	26,872	20,538
Total non-current liabilities	27,223	21,238
Later than one year and not later than three years [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	180,150	236,346
Accounts payable, non-current	47,752	14,367
Provisions for employees benefits, non-current	64,152	80,628
Total non-current liabilities	292,054	331,341
Later than one year and not later than three years [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	427	550
Other provisions, non-current	11,736	9,217
Total non-current liabilities	12,163	9,767
Later than one year and not later than three years [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	87,280	128,820
Accounts payable, non-current	21,051	135,541
Other provisions, non-current	6,252	6,094
Provisions for employees benefits, non-current
Total non-current liabilities	114,583	270,455
Later than one year and not later than three years [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	112	473
Accounts payable, non-current	1,342	1,346
Total non-current liabilities	1,454	1,819
Later than one year and not later than three years [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current	278	281
Total non-current liabilities	278	281
Later than three years and not later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	4,250	12,915
Accounts payable, non-current	1,390
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	5,640	12,915
Later than three years and not later than five years [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Later than three years and not later than five years [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current		40
Other provisions, non-current
Total non-current liabilities		40
Later than three years and not later than five years [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	1,320	2,291
Accounts payable, non-current	1,390
Provisions for employees benefits, non-current
Total non-current liabilities	2,710	2,291
Later than three years and not later than five years [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current		141
Other provisions, non-current
Total non-current liabilities		141
Later than three years and not later than five years [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	2,930	10,308
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	2,930	10,308
Later than three years and not later than five years [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current		135
Accounts payable, non-current
Total non-current liabilities		135
Later than three years and not later than five years [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	403,841	376,535
Accounts payable, non-current	241
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	404,082	376,535
Later than five years [member] | Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities
Later than five years [member] | Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Other provisions, non-current
Total non-current liabilities
Later than five years [member] | Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	398,199	369,525
Accounts payable, non-current	241
Provisions for employees benefits, non-current
Total non-current liabilities	398,440	369,525
Later than five years [member] | Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Other provisions, non-current
Total non-current liabilities
Later than five years [member] | U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	5,642	7,010
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities	5,642	7,010
Later than five years [member] | Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current
Accounts payable, non-current
Total non-current liabilities
Later than five years [member] | Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current
Total non-current liabilities